Document and Entity Information	Aug. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Securities Act File Number	001-39616
Entity Registrant Name	EARGO, INC
Entity Central Index Key	0001719395
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3879804
Entity Address, Address Line One	2665 North First Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	650
Local Phone Number	351-7700
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false